UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

1. Name and address of issuer:

	Morgan Stanley Equity Fund
	Two World Trade Center, 70th Floor
	New York, NY 10048

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the
   issuer, check the box but do not list series or classes):		X


3. Investment Company Act File Number:	333-49585



          Securities Act File Number:	811-8739


4(a)     Last day of fiscal year for which this Form is filed:

      May 31,2001



4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
	    (See Instruction A.2)



     Note: If the Form is being filed late, interest must be paid on the registration fee due.


 4(c). Check box if this is the last time the issuer will be filing this Form.



5.    Calculation of registration fee:

      (i)  Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):     $  129,079,926.75

      (ii)  Aggregate price of securities redeemed or
              repurchased during the fiscal             $  (90,648,685.89)

      (iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year ending no
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees payable
              to the Commission:                        $            0.00

      (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):
                                                        $  (90,648,685.89)

      (v)  Net sales - if Item 5(i) is greater than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:        $   38,431,240.86


      (vi)  Redemption credits available for use in future           0.00
            -- if Item 5(i) is less than 5(iv) [subtract Item
            5(iv) from Item 5(i)]:


      (vii)  Multiplier for determining registration fee (See
               Instruction C.9):				x   .00025

      (viii) Registration fee due [multiply Item 5(v) by Item     9,607.81
                5(vii)] (enter "0" if no fee is due):

6.    Prepaid Shares:

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number
	 of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
        (see Instruction D):

                                                          +            0.00


  8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                            =        9,607.81


  9.    Date the registration fee and any interest payment was sent to the
	Commission's lockbox depository:	August 1, 2001


              Method of Delivery:

                              Wire Transfer		X

                              Mail or other means



SIGNATURES


        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.





        By (Signature and Title)*	/s/Barry Fink
					   Barry Fink
					   Vice President

        Date				   August 1, 2001

                       *Please print the name and title of the signing officer
			below the signature.

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